BORROWINGS AND NON-CURRENT FINANCIAL LIABILITIES (Details 1) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Non-current 2023	€ 4,243
Non-current 2024
Non-current 2025
Non-current 2026
Non-current 2027
Non-current Subsequent years
Non-current
Total	4,243	2,984
Current year 2022		2,984
Loan [Member]
IfrsStatementLineItems [Line Items]
Non-current 2023
Non-current 2024
Non-current 2025
Non-current 2026
Non-current 2027
Non-current Subsequent years
Non-current
Total
Current year 2022
Other Borrowings [Member]
IfrsStatementLineItems [Line Items]
Non-current 2023	4,243
Non-current 2024
Non-current 2025
Non-current 2026
Non-current 2027
Non-current Subsequent years
Non-current
Total	4,243	2,984
Current year 2022		2,984
Non Current Related Parties [Member]
IfrsStatementLineItems [Line Items]
Non-current 2023	4,243
Non-current 2024
Non-current 2025
Non-current 2026
Non-current 2027
Non-current Subsequent years
Non-current
Total	€ 4,243	2,919
Current year 2022		€ 2,919